Investments in Associates	12 Months Ended
Dec. 31, 2021
Investments in Associates [Abstract]
INVESTMENTS IN ASSOCIATES

6. INVESTMENTS IN ASSOCIATES

The Group holds 32.7% equity ownership interest in companies registered in Lebanon as shown below, the investments in associated companies are accounted for using the equity method:

	Country of incorporation	Ownership
		2021	2020
Star Rock SAL Lebanon	Lebanon	32.7%	32.7%
Sina SAL Lebanon	Lebanon	32.7%	32.7%
Silver Rock SAL Lebanon	Lebanon	32.7%	32.7%
Golden Rock SAL Lebanon	Lebanon	32.7%	32.7%

Movement on investments in associates is as follows:

	2021	2020
	USD ‘000	USD ‘000
Opening balance	11,583	13,062
Opening balance adjustments for hyperinflation and effect of movements in exchange rates recognised in other comprehensive income	1,358	—
Adjusted opening balance	12,941	13,062

Share of associated companies’ financial results	(227)	(79)
Investment properties fair value adjustment	(7,021)	(1,902)
Reversal of provision for contingent liabilities	—	502
Share of loss from associates	(7,248)	(1,479)
Ending balance	5,693	11,583

The inflation in Lebanon has increased significantly in 2021, and the underlying quantitative and qualitative indicators following the deteriorating economic conditions and currency controls support the conclusion that Lebanon is a hyperinflationary economy.

Accordingly, for the purpose of the Group’s consolidated financial statements, the associates’ financial statements (which are based on historical cost approach, except for the investment properties which are measured at fair value) have been adjusted to be expressed in terms of the measuring unit current at the end of the reporting period by applying a general price index.

The following tables include summarized information of the Group’s investments in associates for each year presented.

This information is presented on a 100% basis and reflects the adjustments made by the Group to the associated companies’ own results in applying the equity method of accounting. Adjustments to the carrying amounts are recognized for changes in the Group’s proportionate interests in the associates arising from changes in the associates’ equity that have not been recognized in the associates’ profit or loss. Changes include those arising from the revaluation of investment properties of the associates and provisions related to the income tax and social security contingencies that may arise on the associates.

	2021
	Star Rock SAL Lebanon	Sina SAL Lebanon	Silver Rock SAL Lebanon	Golden Rock SAL Lebanon	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Current assets	7	11	3	344	365
Non-current assets	1,870	1,287	2,091	13,538	18,786
Current liabilities	(120)	(148)	(29)	(182)	(479)
Non-current liabilities	(152)	(152)	(151)	(805)	(1,260)
Net assets	1,605	998	1,914	12,895	17,412
The Group’s share of net assets	525	326	626	4,216	5,693
	2020
	Star Rock SAL Lebanon	Sina SAL Lebanon	Silver Rock SAL Lebanon	Golden Rock SAL Lebanon	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Current assets	102	40	85	935	1,162
Non-current assets	4,328	3,290	4,694	28,932	41,244
Current liabilities	(1,816)	(2,209)	(403)	(2,555)	(6,983)
Net assets	2,614	1,121	4,376	27,312	35,423
The Group’s share of net assets	855	367	1,431	8,930	11,583

The following table includes summarized information of the Group’s share of loss from associates for years 2021, 2020 and 2019.

	2021
	Star Rock SAL Lebanon	Sina SAL Lebanon	Silver Rock SAL Lebanon	Golden Rock SAL Lebanon	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Associates’ revenues and results:
Revenues	11	—	2	422	435
Net loss	(2,456)	(2,007)	(2,608)	(15,095)	(22,166)
The Group’s share of loss	(803)	(656)	(853)	(4,936)	(7,248)
	2020
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Associates’ revenues and results:
Revenues	47	4	41	750	842
Net loss	(492)	(340)	(620)	(3,071)	(4,523)
The Group’s share of loss	(161)	(111)	(203)	(1,004)	(1,479)
	2019
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Associates’ revenues and results:
Revenues	72	61	112	1,038	1,283
Net loss	(207)	(115)	(98)	(730)	(1,150)
The Group’s share of loss	(67)	(38)	(32)	(239)	(376)

The associates’ main business is investing in investment properties located in Beirut, Lebanon. The investment properties of the associates are stated at fair value to bring the associated companies’ accounting policies in line with that of the Group’s. The fair values of the investment properties have been determined by management and in doing so, management has considered valuation performed by third party specialist. The valuation model used was in accordance with that recommended by the International Valuation Standards Committee. The investment properties are valued using the sales comparison approach. Under the sales comparison approach, a property’s fair value is estimated based on comparable transactions. The sales comparison approach is based upon the principle of substitution under which a potential buyer will not pay more for the property than it will cost to buy a comparable substitute property. The unit of comparison applied by the Group is the price per square meter (sqm) which represents the significant unobservable input used in the valuation process.

The real estate market in Lebanon has changed significantly since the onset of the financial crisis that affected the country. Due to the relatively limited information available under the prevailing market conditions, and as a result of artificial demand created by investors outside the professional real estate development industry, who primarily aim to divest from cash assets into more secure holdings, prices found on the market are uncertain. Furthermore, since the majority of property owners are only accepting payments in US Dollars and not in local Lebanese currency, demand for commercial buildings has dropped considerably. Accordingly, prices found on the market at year end 2021, including achieved sales prices, are only indicative and may not hold if the market were to be corrected.

All the investment properties generated rental income during the current year and the prior years, except for Sina SAL which did not generate rental income during 2021.

The sensitivity of the Group’s consolidated statement of income for the years 2021, 2020 and 2019 to the change in the price used for the valuation of the investment properties owned by the associates was as follows:

	%	Impact on consolidated statement of income for the increase in price per square meter	Impact on consolidated statement of income for the decrease in price per square meter
		USD ‘000	USD ‘000
2021	+/ – 20	1,511	(1,511)
2020	+/ – 20	1,773	(1,773)
2019	+/ – 20	7,269	(7,269)